Employee Benefit Obligations - Summary of Changes in Post-Employment Defined Benefit Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Beginning balance	$ 14,610,975	$ 14,875,948
Current service cost	756,654	680,467
Net interest cost	747,373	695,935
Actuarial (gains) losses from changes in financial assumptions	1,250,166	145,338
Actuarial (gains) losses from changes in seniority adjustments	2,396,539	179,914
Contributions paid by the Company	(1,251,195)	(1,925,219)
Past service costs	760,068	(39,060)
Transfer of personnel	(127,307)	(2,348)
Ending balance	$ 19,143,273	$ 14,610,975